Real Estate And Accumulated Depreciation (Tables)	12 Months Ended
Dec. 31, 2011
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule Of Real Estate And Accumulated Depreciation

			Initial Cost			Costs Capitalized Subsequent to Acquisition	Gross amount carried at December 31, 2011
Property	Year Built/ Renovated	Encumbrances	Land	Ground Lease	Buildings and Improvements		Land	Buildings and Improvements	Total	Accumulated Depreciation	Net
		(1)							(2)	(3)
Albany Street	1922/1998	—	$1,942	—	$31,293	$258	$1,942	$31,551	$33,493	$(5,200)	$28,293
Ardentech Court	1997/2008	—	2,742	—	5,379	6,919	2,742	12,298	15,040	(3,501)	11,539
Ardenwood Venture	1985	—	3,550	—	10,603	4,425	3,550	15,028	18,578	(2,851)	15,727
Ardsley Park (4)	1956/2000	—	6,581	—	9,587	7,365	6,581	16,952	23,533	(84)	23,449
Balboa Avenue	1968/2000	—	1,316	—	9,493	567	1,316	10,060	11,376	(1,941)	9,435
Bayshore Boulevard	2000	—	3,667	—	22,593	7,486	3,667	30,079	33,746	(8,456)	25,290
Beckley Street	1999	—	1,480	—	17,590	—	1,480	17,590	19,070	(3,097)	15,973
Bernardo Center Drive	1974/2008	—	2,580	—	13,714	30	2,580	13,744	16,324	(2,383)	13,941
9911 Belward Campus Drive	2001	—	4,160	—	196,814	—	4,160	196,814	200,974	(28,657)	172,317
9920 Belward Campus Drive	2000	—	3,935	—	11,206	—	3,935	11,206	15,141	(1,643)	13,498
320 Bent Street	2003	—	—	—	87,900	—	—	87,900	87,900	(200)	87,700
301 Binney Street	2007	—	—	—	217,073	—	—	217,073	217,073	(576)	216,497
301 Binney Street Garage	2007	—	—	—	15,751	—	—	15,751	15,751	(19)	15,732
Center for Life Science Boston	2008	342,149	60,000	—	407,747	255,926	60,000	663,673	723,673	(67,847)	655,826
Bridgeview Technology Park I	1977/2002	—	2,493	—	14,716	19,342	2,493	34,058	36,551	(7,199)	29,352
Bridgeview Technology Park II	1977/2002	—	1,522	—	13,066	—	1,522	13,066	14,588	(2,218)	12,370
Charles Street	1911/1986	—	5,000	—	7,033	29	5,000	7,062	12,062	(1,102)	10,960
Coolidge Avenue	1962/1999	—	2,760	—	7,102	244	2,760	7,346	10,106	(1,201)	8,905
Dumbarton Circle	1990	—	2,723	—	5,097	235	2,723	5,332	8,055	(2,681)	5,374
Eccles Avenue (5)	1965/1995	—	21,257	—	608	5,874	21,257	6,482	27,739	(608)	27,131
Eisenhower Road	1973/2000	—	416	—	2,614	1,062	416	3,676	4,092	(983)	3,109
Elliott Avenue	1925/2004	—	10,124	—	38,911	33,558	10,124	72,469	82,593	(6,416)	76,177
21 Erie Street	1925/2004	—	3,366	—	18,372	88	3,366	18,460	21,826	(3,056)	18,770
40 Erie Street	1996	—	7,593	—	33,765	2,563	7,593	36,328	43,921	(5,621)	38,300
4570 Executive Drive	1999	—	7,685	—	48,693	—	7,685	48,693	56,378	(3,195)	53,183
4775 / 4785 Executive Drive	2009	—	10,180	—	17,100	643	10,180	17,743	27,923	(570)	27,353
500 Fairview Avenue	1959/1991	—	—	—	3,285	263	—	3,548	3,548	(2,719)	829
530 Fairview Avenue	2008	—	2,703	—	694	43,676	2,703	44,370	47,073	(5,393)	41,680
Faraday Avenue	1986	—	1,370	—	7,201	—	1,370	7,201	8,571	(1,140)	7,431
Forbes Boulevard	1978	—	19,250	—	13,334	464	19,250	13,798	33,048	(1,446)	31,602
Fresh Pond Research Park	1948/2002	—	3,500	—	18,322	7,456	3,500	25,778	29,278	(3,315)	25,963
Gateway Business Park	1991-1998	—	116,851	—	10,981	—	116,851	10,981	127,832	(2,889)	124,943
Gazelle Court	2011	—	10,100	—	1,769	55,894	10,100	57,663	67,763	(996)	66,767
George Patterson Boulevard	1996/2005	—	1,575	—	11,029	1,625	1,575	12,654	14,229	(1,852)	12,377
Graphics Drive	1992/2007	—	800	—	6,577	6,904	800	13,481	14,281	(3,539)	10,742
Industrial Road	2001/2005	—	12,000	—	41,718	16,088	12,000	57,806	69,806	(19,712)	50,094
3525 John Hopkins Court	1991	—	3,993	—	18,183	281	3,993	18,464	22,457	(652)	21,805
3545-3575 John Hopkins Court	1991/2008	—	3,560	—	19,495	15,798	3,560	35,293	38,853	(3,712)	35,141
Kaiser Drive	1990	—	3,430	—	6,093	10,391	3,430	16,484	19,914	(2,172)	17,742
450 Kendall Street (Kendall G) (5)	—	—	—	—	8,229	497	—	8,726	8,726	—	8,726
500 Kendall Street (Kendall D)	2002	62,261	3,572	—	166,308	597	3,572	166,905	170,477	(27,632)	142,845
Kendall Crossing Apartments	2003	—	—	—	6,947	—	—	6,947	6,947	(15)	6,932
King of Prussia Road	1954/2004	—	12,813	—	66,152	1,063	12,813	67,215	80,028	(12,608)	67,420
Landmark at Eastview (6)	1958/2008	—	—	14,210	61,996	191,812	16,944	251,074	268,018	(33,092)	234,926
Medical Center Drive	1995	—	9,620	—	43,561	7,432	9,620	50,993	60,613	(2,226)	58,387
Monte Villa Parkway	1996/2002	—	1,020	—	10,711	382	1,020	11,093	12,113	(2,157)	9,956
6114-6154 Nancy Ridge Drive	1994	—	10,100	—	28,611	16,378	10,100	44,989	55,089	(4,664)	50,425
6828 Nancy Ridge Drive	1983/2001	6,373	2,344	—	9,611	1,755	2,344	11,366	13,710	(2,120)	11,590
Science Center at Oyster Point	2008-2009	—	19,464	—	89,762	—	19,464	89,762	109,226	(3,590)	105,636
One Research Way	1980/2008	—	1,813	—	6,454	6,183	1,813	12,637	14,450	(1,077)	13,373
Pacific Center Boulevard	1991/2008	—	5,400	—	11,493	2,720	5,400	14,213	19,613	(2,403)	17,210
Pacific Research Center	2000/2008	—	74,147	—	142,437	115,893	74,147	258,330	332,477	(28,804)	303,673
3500 Paramount Parkway	1999	—	1,080	—	14,535	—	1,080	14,535	15,615	(756)	14,859
Patriot Drive	1984/2001	—	848	—	6,906	—	848	6,906	7,754	(349)	7,405
Phoenixville Pike	1989/2008	—	1,204	—	10,087	12,836	1,204	22,923	24,127	(4,799)	19,328
Research Boulevard (4)	1970/2004	—	7,492	—	8,834	647	7,492	9,481	16,973	(267)	16,706
Road to the Cure	1977/2007	—	4,430	—	19,128	3,912	4,430	23,040	27,470	(4,516)	22,954
San Diego Science Center	19,732.002	—	3,871	—	21,875	2,214	3,871	24,089	27,960	(4,607)	23,353
10240 Science Center Drive	2002	—	4,079	—	12,124	20	4,079	12,144	16,223	(554)	15,669
Science Center Drive	1995	—	2,630	—	16,029	20	2,630	16,049	18,679	(2,959)	15,720
Shady Grove Road	2003	146,581	28,895	—	197,548	3,341	28,895	200,889	229,784	(29,207)	200,577
Sidney Street	2000	26,400	7,579	—	50,459	71	7,579	50,530	58,109	(8,328)	49,781
Sorrento Plaza	1978/2003	—	2,364	—	5,946	330	2,364	6,276	8,640	(312)	8,328
11388 Sorrento Valley Road	2000	—	2,366	—	8,514	170	2,366	8,684	11,050	(463)	10,587
Sorrento Valley Boulevard	1982	—	4,140	—	15,036	34	4,140	15,070	19,210	(2,145)	17,065
Sorrento West	1974-1984	—	13,455	—	11,990	5,744	13,455	17,734	31,189	(1,252)	29,937
Spring Mill Drive	1988	—	1,074	—	7,948	863	1,074	8,811	9,885	(1,648)	8,237
Trade Centre Avenue	1997	—	3,275	—	15,404	—	3,275	15,404	18,679	(2,561)	16,118
Torreyana Road	1980/1997	—	7,660	—	24,468	—	7,660	24,468	32,128	(3,002)	29,126
9865 Towne Centre Drive	2008	—	5,738	—	2,991	20,206	5,738	23,197	28,935	(2,863)	26,072
9885 Towne Centre Drive	2001/2008	—	4,982	—	28,513	—	4,982	28,513	33,495	(5,257)	28,238
Tributary Street	1983/1998	—	2,060	—	10,597	—	2,060	10,597	12,657	(1,865)	10,792
900 Uniqema Boulevard	2000	814	404	—	3,692	22	404	3,714	4,118	(589)	3,529
1000 Uniqema Boulevard	1999	—	1,350	—	13,229	71	1,350	13,300	14,650	(2,067)	12,583
Vassar Street	1950/1998	—	2,040	—	13,841	11,436	2,040	25,277	27,317	(3,398)	23,919
Waples Street	1983/2005	—	2,470	—	2,907	11,039	2,470	13,946	16,416	(6,738)	9,678
Wateridge Circle	2001	—	6,536	—	34,474	12	6,536	34,486	41,022	(286)	40,736
Walnut Street	1972/2004	—	5,200	—	36,067	—	5,200	36,067	41,267	(5,887)	35,380
Weston Parkway	1990	—	536	—	5,022	—	536	5,022	5,558	(173)	5,385
675 West Kendall Street (Kendall A)	2002	—	4,922	—	121,182	807	4,922	121,989	126,911	(20,016)	106,895
West Watkins Mill	1999	—	2,320	—	10,393	198	2,320	10,591	12,911	(856)	12,055
50 West Watkins Mill	1988/2005	—	1,451	—	11,611	—	1,451	11,611	13,062	(723)	12,339
217th Place	1987/2007	—	7,125	—	3,529	14,626	7,125	18,155	25,280	(2,801)	22,479
Total		$584,578	$630,073	$14,210	$2,819,652	$938,785	$647,017	$3,755,703	$4,402,720	$(452,474)	$3,950,246
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